Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
25.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Group in 2022, 2023 and 2024 consisted of:

Related Party	Nature of the party	Relationship with the Group
Alex S. Xu	Individual	Founder and CEO
Hui Xu	Individual	Brother of Alex S. Xu
Wen Qi	Individual	Quality Control Manager
GTI	Investment holding	Shareholder of the Group, controlled by Alex S. Xu
Shanghai Aotao Industrial Co., Ltd (“Aotao”)	Restaurant management	Controlled by GTI
Getao Industrial (HK) Limited. (“Getao”)	Restaurant management	Controlled by GTI
Beifu HK	Restaurant management	Controlled by GTI
Gelu (Shanghai) Catering Management Co., Ltd. (“Gelu”)	Restaurant management	Controlled by GTI
Shanghai Geyi Catering Management Co., Ltd. (“Geyi”)	Restaurant management	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”)	Wine distributor	Controlled by Hui Xu
Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”)	Wine distributor	Controlled by Hui Xu
Yibon	Hotel management	Equity investee of the Group
Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”)	Hotel management	Equity investee of the Group
Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”)	Hotel management	Equity investee of the Group
Wuhan Jiangxia Deep Sleep Hotel Co. Ltd. (“Jiangxia WM”)	Hotel management	Equity investee of the Group
Apex (Weihai) Industrial Co., Ltd. (“Apex”)	Construction	Controlled by Hui Xu
Anhui Aoyang Daling Canyon Beverage Co. Ltd. (“Aoyang”)	Drinking-water manufacturing	Equity investee of the Group
Geweimei Biotechnology (Wuxi) Co., Ltd. (“Geweimei”)	Food manufacturing	Controlled by GTI
Shanghai Xiaoyi Health Services Co., Ltd. (“Xiaoyi”)	Care service provider	Controlled by GTI
Wiselong	IT consulting	Equity investee of the Group
(a)	Related party balances

Due from related parties:

	As of December 31
	2023	2024	2024
	RMB	RMB	USD
Current:
Yibon(i)	7,321,246	6,920,600	948,118
Hanyuan (ii)	6,732,977	6,732,977	922,414
Wen Qi (iii)	2,360,000	2,360,000	323,319
Yueyuan (ii)	688,064	640,000	87,680
Aotao (iv)	141,069	270,067	36,999
Jiangxia WM (vi)	—	858,000	117,546
Others(iv)	3,217,386	4,590,246	628,860
Less: provision	(531,961)	(531,961)	(72,878)
Total	19,928,781	21,839,929	2,992,058

Non-current:
Apex (v)	110,000,000	110,000,000	15,069,938
Total	110,000,000	110,000,000	15,069,938

(i).	Current amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon’s leased-and-operated hotel.

(ii).	Current amounts due from Hanyuan and Yueyuan are loans to them, who are the equity investees of the Group, for hotel improvement.

(iii).	Current amounts due from Wen Qi is a loan with a principal of RMB2,360,000 (USD323,319) with an interest rate of 7.9% per annum maturing in July 2024.

(iv).	The current amounts mainly consisted of accounts receivable due to daily operations with the related parties which were unsecured, interest free, and repayable upon demand.

(v).

Noncurrent amounts due from related parties comprised of RMB110,000,000 (USD15,069,938) prepayments made by the Group to Apex to acquire a building for hotel business development. In April 2025, the building was pledged to the Group to guarantee the related party’s performance.

(vi).	The current amounts due from Jiangxia WM are a loan to the Group’s equity investee for hotel improvements.

Due to related parties:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Current:
Aotao(i)	12,660,573	13,323,770	1,825,349
Others(ii)	3,649,720	4,138,406	566,959
Total	16,310,293	17,462,176	2,392,308

(i)	Amounts due to Aotao comprised of the payable for advertising service from Aotao and loans from Aotao which were unsecured, interest free, and repayable upon demand.

(ii)	Amounts due to others represent the trade payables due to the normal business operation with related parties which were unsecured, interest free, and repayable upon demand.

(b)	Related party transactions

During the years ended December 31, 2022, 2023 and 2024, related party transactions consisted of the following:

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Loan to related parties
Loan to GTI	(162,490,000)	—	—	—
Loan to Hanyuan	(3,237,408)	—	—	—
Loan to Qiwen	(2,360,000)	—	—	—
Loan to Yueyuan	(608,394)	—	—	—
Loan to Jiangxia WM	—	—	(858,000)	(117,546)
Repayment from GTI	42,305,000	—	—	—
Repayment from Yibon	1,250,000	—	363,347	49,778
Interest income from Yibon	12,333	465,500	395,694	54,210
Service provided by related parties	(5,770,739)	(14,044)	(47,866)	(6,558)
Goods purchased from related parties	(692,797)	(2,837,072)	(1,939,754)	(265,745)
Service provided to related parties	1,397,915	2,604,417	721,657	98,867
Goods sold to related parties	—	23,787	19,727	2,703